Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Registrant Name	dei_EntityRegistrantName	BlackRock Global Allocation Fund, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000834237
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 26, 2021
Document Effective Date	dei_DocumentEffectiveDate	Aug. 27, 2021
Prospectus Date	rr_ProspectusDate	Aug. 27, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A